Going Concern (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended		27 Months Ended	33 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Dec. 31, 2017
Going Concern Details Narrative
Net profit (loss)	$ 7,678	$ (52,598)	$ 6,334	$ 6,339	$ (52,674)	$ (53,102)	$ (3,625)	$ (50,394)	$ (44,055)